CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 176,223	$ 156,739	$ 145,571
Cost of revenues:
Total cost of revenues	65,617	58,894	57,230
Gross profit	110,606	97,845	88,341
Operating expenses:
Research and development, net	34,661	30,348	29,139
Selling and marketing	49,335	48,954	45,084
General and administrative	10,251	8,893	6,364
Total operating expenses	94,247	88,195	80,587
Operating income	16,359	9,650	7,754
Financial income (expenses), net	228	(10)	(160)
Income before taxes on income	16,587	9,640	7,594
Tax benefit (taxes on income)	(3,094)	(5,610)	8,644
Net income	$ 13,493	$ 4,030	$ 16,238
Earnings per share
Basic (in dollars per share)	$ 0.47	$ 0.13	$ 0.46
Diluted (in dollars per share)	$ 0.45	$ 0.13	$ 0.45
Weighted average number of shares used in computations of earnings per share:
Basic (in shares)	28,928,060	31,103,703	35,173,562
Diluted (in shares)	30,219,806	32,168,362	35,778,854
Product [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	$ 119,887	$ 107,482	$ 102,279
Cost of revenues:
Cost of Goods and Services Sold	51,878	47,445	46,935
Service [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	56,336	49,257	43,292
Cost of revenues:
Cost of Goods and Services Sold	$ 13,739	$ 11,449	$ 10,295